Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	26 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000234172 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Bond Fund (Class I/SHCDX) at NAV
Account Value	[1]	$ 142,349.8	$ 142,349.8	$ 142,349.8	$ 142,349.8	$ 128,042.1	$ 126,881.3	$ 141,613.7	$ 118,607.5	$ 122,060.5	$ 115,463.1	$ 114,543.1	$ 105,635	$ 103,644.7
Average Annual Return, Percent	[1]	11.17%		3.12%	3.59%
C000234177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP
Account Value	[2],[3]	$ 10,544.04659	$ 10,544.04659	$ 10,544.04659	$ 10,544.04659	9,065.704821	9,246.503516
Average Annual Return, Percent	[2],[3]	11.95%	2.51%
C000234177 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at NAV
Average Annual Return, Percent	[4]	16.31%	4.35%
C000234181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP
Account Value	[5],[6]	$ 10,049.44874	$ 10,049.44874	10,049.44874	10,049.44874	9,600.032461	9,375.324228
Average Annual Return, Percent	[5],[6]	0.76%	0.23%
C000234181 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at NAV
Average Annual Return, Percent	[7]	4.68%	2.04%
C000234180 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Local Markets Fund (Class I/SHLMX) at NAV
Account Value	[8]	$ 84,483.0009	$ 84,483.0009	$ 84,483.0009	$ 84,483.0009	80,519.6011	78,329.30049	94,182.90086	86,986.20079	86,472.27565	88,784.50146	89,079.936	79,114.37238	85,215.73786
Average Annual Return, Percent	[8]	4.92%		(0.46%)	(1.67%)
C000234176 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Debt Income Fund (Class I/SHMDX) at NAV
Account Value	[9]	$ 125,151.0143	125,151.0143	$ 125,151.0143	$ 125,151.0143	107,360.5156	109,152.1324	133,239.0479	115,549.9304	119,144.1248	114,762.9221	114,667.3012	102,654.0038	98,993.40607
Average Annual Return, Percent	[9]	16.57%		0.99%	2.27%
C000234173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP
Account Value	[10],[11]	$ 10,527.89218	$ 10,527.89218	$ 10,527.89218	$ 10,527.89218	9,490.226996	9,423.28541
Average Annual Return, Percent	[10],[11]	6.77%	2.43%
C000234173 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at NAV
Average Annual Return, Percent	[12]	10.93%	4.28%
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Account Value		$ 10,625.04342	$ 10,625.04342	$ 10,625.04342	$ 10,625.04342	9,573.425386	9,717.583241	139,373.4	126,134.4	125,658	116,938.8	117,594.1	107,123.7	102,462.8
Average Annual Return, Percent		10.98%	2.87%	0.52%	2.58%
J P Morgan CEMBI Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified Index
Account Value		$ 10,896.76486	$ 10,896.76486	$ 10,896.76486	$ 10,896.76486	9,954.928878	9,823.58296	142,552.7	128,730.2	124,751.3	116,179.7	115,622.3	106,564.7	103,948.5
Average Annual Return, Percent		9.46%	4.10%	2.48%	3.50%
J P Morgan GBI EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
Account Value		$ 10,555.76013	$ 10,555.76013	$ 10,555.76013	$ 10,555.76013	$ 10,044.72264	$ 9,746.218089	$ 103,503.5	$ 95,495.15	$ 93,573.73	$ 93,251.52	$ 92,323.11	$ 82,310.15	$ 86,511.32
Average Annual Return, Percent		5.09%	2.56%		(0.66%)

[1]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[2]	"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[5]	"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[8]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[9]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[10]	"CDSC" (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder's fee being paid are 0.50%.
[11]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.